Amount Due to a Related Party (US VR Global Inc.)	10 Months Ended
Dec. 31, 2017
US VR Global Inc. [Member]
Amount Due to a Related Party

7.	AMOUNT DUE TO A RELATED PARTY

As of December 31, 2017, a related party of the Company advanced $874,722 to the Company, which is unsecured, interest-free with no fixed repayment term, for working capital purpose. Imputed interest is considered insignificant.